Investments Accounted for Using the Equity Method (Summarized Statement of Comprehensive Income for Material Associates) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Revenue	¥ 100,269,667	¥ 107,688,907	¥ 91,962,415
Profit/(loss) for the year	2,227,165	5,336,218	6,154,159
Other comprehensive income/(loss)	7,449	(7,014)	(810)
Total comprehensive income for the year	2,234,614	5,329,204	6,153,349
Shanghai Secco [member]
Disclosure of associates [line items]
Revenue	28,341,032	26,319,957	29,186,371
Profit/(loss) for the year	3,383,582	3,228,682	5,179,254
Other comprehensive income/(loss)	0	0	0
Total comprehensive income for the year	3,383,582	3,228,682	5,179,254
Dividends declared by associate	2,537,000	3,675,840	2,105,600
Chemical Industry [member]
Disclosure of associates [line items]
Revenue	1,936,537	1,880,004	2,664,866
Profit/(loss) for the year	609,540	472,804	407,709
Other comprehensive income/(loss)	19,470	(18,331)	(2,116)
Total comprehensive income for the year	629,010	454,473	405,593
Dividends declared by associate	79,000	61,001	53,001
Jinsen [member]
Disclosure of associates [line items]
Revenue	197,199	208,901	193,007
Profit/(loss) for the year	(16,996)	(12,845)	(17,069)
Other comprehensive income/(loss)	0	0	0
Total comprehensive income for the year	(16,996)	(12,845)	(17,069)
Dividends declared by associate	0	0	0
Azbil [member]
Disclosure of associates [line items]
Revenue	297,694	255,554	234,852
Profit/(loss) for the year	38,448	30,119	26,182
Other comprehensive income/(loss)	0	0	0
Total comprehensive income for the year	38,448	30,119	26,182
Dividends declared by associate	30,000	¥ 25,900	¥ 17,000
Shidian Energy [member]
Disclosure of associates [line items]
Revenue	112,143
Profit/(loss) for the year	5,166
Other comprehensive income/(loss)	0
Total comprehensive income for the year	5,166
Dividends declared by associate	¥ 0